Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     29578    547849  SH          Sole
Accenture Ltd	     Common    G1150G111     30498    734898  SH	  Sole
Alcon Inc	     Common    H01301102     32970    200610  SH          Sole
Allergan	     Common    018490102     38191    606106  SH          Sole
Amazon.com	     Common    023135106     23250    172839  SH          Sole
Amgen Inc	     Common    031162100     31470    556306  SH          Sole
Apple Inc            Common    037833100     41328    196117  SH          Sole
Bard (C.R)	     Common    067383109     30288    388800  SH	  Sole
CH Robinson Inc	     Common    12541W209     26193    445993  SH	  Sole
Cisco Sys Inc        Common    17275R102     36290   1515891  SH          Sole
Gilead Inc	     Common    375558103     28495    658542  SH          Sole
Google		     Common    38259P508     49725     80204  SH          Sole
Mastercard	     Common    57636Q104     49578    193681  SH          Sole
Oracle Corp	     Common    68389X105     30447   1241196  SH          Sole
Qualcomm Inc         Common    747525103     33847    731674  SH	  Sole
Varian Medical Sys   Common    92220P105     37686    804387  SH	  Sole
Visa Inc             Common    92826C839     30966    354061  SH          Sole